Investment Law Group, LLP

1230 Peachtree Street, NE

Suite 2445

Atlanta, GA 30309

VIA EDGAR

December  22, 2009

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC   20549

Re:

Acadia Mutual Funds

File Nos. 333-162629 and 811-22341

Ladies and Gentlemen:

Enclosed for filing on the EDGAR system is an amended Form N-1A relating to Acadia Mutual Funds (the “Registrant”).  The filing is being made for the purpose of addressing SEC comments received on November 19, 2009 and to add certain other disclosures.

Should you have any questions, please contact Cynthia D. Baughman at 301.330.4624 or Paul C. Dunn at 404.607.6935.

Sincerely,

/s/ Cynthia D. Baughman

Cynthia D. Baughman